ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers
	December 31,
	2015	2016
Customer F	$—	$3,035,415
Customer G	—	1,608,539
Customer H	3,237,308	—
Customer I	1,517,402	—
Customer J	1,539,590	1,343,600
Others	1,889,076	1,532,051
Total	$8,183,376	$7,519,605